Investment Securities (Schedule Of Interest And Dividends On Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	$ 28.9	$ 32.2	$ 34.7
Interest Income - Interest Bearing Deposits [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	16.6	21.7	24.1
Interest Income - Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	8.9	7.8	9.3
Dividends - Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total interest and dividends	$ 3.4	$ 2.7	$ 1.3